Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Net interest income
in	2023	2022	2021
Net interest income (CHF million)
Loans	8,225	5,900	4,993
Investment securities	74	14	1
Trading assets, net of trading liabilities [1]	1,241	2,540	2,839
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,803	2,135	1,172
Other	4,700	1,676	588
Interest and dividend income	17,043	12,265	9,593
Deposits	(3,880)	(1,749)	(151)
Short-term borrowings	(2,140)	(227)	3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(648)	(769)	(812)
Long-term debt	(6,136)	(3,438)	(2,437)
Other	(828)	(685)	(271)
Interest expense	(13,632)	(6,868)	(3,668)
Net interest income	3,411	5,397	5,925
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.